Supplement dated September 2, 2003 to Prospectus dated May 1, 2003 as revised and reprinted May 15, 2003

THE GUARDIAN C+C VARIABLE ANNUITY

The following information should be read in conjunction with the Prospectus dated May 1, 2003 as revised and reprinted May 15, 2003 for The Guardian C+C Variable Annuity issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account F. This Supplement modifies the Prospectus and should be retained with the Prospectus for future reference.

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1. The cover page of the Prospectus is amended by adding the following Fund under the bullet point entitled, "The Guardian Variable Contract Funds, Inc.":

      -- The Guardian VC Low Duration Bond Fund

2. The second sentence in the third paragraph of the section entitled "How A Variable Annuity Works" on page 1 of the Prospectus is replaced with the following:

The Separate Account has 43 investment divisions, corresponding to 43 variable investment options, each of which invests in a mutual fund.

3. The second sentence in the first paragraph of the section entitled "The Separate Account" on page 8 of the Prospectus is replaced with the following:

The Separate Account has 43 investment divisions, corresponding to the 43 Funds available to you.

4. The first sentence in the first paragraph of the section entitled "Variable Investment Options" on page 9 of the Prospectus is replaced with the following:

You may choose to invest in a maximum of 20 of the 43 variable investment options at any time.

5. The following information is added to the chart entitled "Variable investment options" on page 10 of the Prospectus:

Fund                               Investment objectives                       Typical investments
-------------------------------------------------------------------------------------------------------------------
The Guardian VC Low Duration     Seeks a high level of current income        Investment grade debt obligations,
Bond Fund                        consistent with preservation of capital     such as corporate bonds, mortgage-
                                                                             backed and asset-backed securities,
                                                                             and obligations of the U.S. government
                                                                             and its agencies.
-------------------------------------------------------------------------------------------------------------------

6. The following information is added to the chart entitled "Investment advisers" on page 12 of the Prospectus:

                                                Investment adviser
Fund                                            and principal business address
--------------------------------------------------------------------------------
The Guardian VC Low Duration Bond Fund          Guardian Investor Services LLC
                                                7 Hanover Square
                                                New York, New York 10004


SUPPLEMENT                                                      EB-014429 (8/03)

7. The percentage allocations for the Asset Allocation Classes specified in the section entitled "Living Benefit Rider (Referred To As "Decade")" on page 30 of the Prospectus are replaced with the following:

      10% - The Guardian Cash Fund, Guardian VC Low Duration Bond Fund or The
            Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund, Van
            Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option (if The Fixed-Rate Option was available at the time your contract was issued).

      40% - AIM V.I. Growth Fund, AIM V.I. Premier Equity Fund,
            AllianceBernstein Growth & Income Portfolio, AllianceBernstein Value Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Baillie Gifford International Fund, Guardian Stock Fund, Guardian VC 500 Index Fund, Guardian VC Asset Allocation Fund, Guardian VC High Yield Bond Fund, Guardian UBS VC Large Cap Value Fund, Guardian UBS VC Small Cap Value Fund, Janus Aspen Flexible Income Portfolio, Janus Aspen Growth and Income Portfolio, MFS Strategic Income Series, MFS Investors Trust Series, Jennison Portfolio, Value Line Centurion Fund, Value Line Strategic Asset Management Trust or Van Kampen Life Investment Trust Growth and Income Portfolio.

      10% - AIM V.I. Aggressive Growth Fund, Alger American Leveraged Allcap
            Portfolio, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, American Century VP Capital Appreciation Fund, Baillie Gifford Emerging Markets Fund, Guardian Small Cap Stock Fund, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series or Templeton Growth Securities Fund.


                                                                      SUPPLEMENT